INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2017
Income Taxes Tables
Provision for income taxes
	Year Ended September 30, 2017	Year Ended September 30, 2016
Income tax benefit at U.S. statutory rate of 34%	$(1,662,499)	$(776,314)
Income tax benefit - State	(244,485)	(114,164)
Non-deductible expenses	1,630,705	815,287
Increase in valuation allowance	276,279	75,191
Total provision for income tax	$-	$-

Deferred tax asset
Deferred Tax Asset:	September 30, 2017	September 30, 2016
Net operating loss carryforward	$460,814	$184,535
Valuation allowance	(460,814)	(184,535)
Net deferred tax asset	$-	$-